CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (22)	$ (17)	$ (42)	$ (9)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	10	19	(7)	(17)
Pension and other postretirement benefits adjustments	4	4	8	7
Hedging instruments	(2)	(1)	4	9
Total other comprehensive income (loss), net of tax	12	22	5	(1)
Comprehensive (loss) income	(10)	5	(37)	(10)
Comprehensive income attributable to noncontrolling interest	(1)	(2)	(2)	(3)
Comprehensive (loss) income attributable to Venator	$ (11)	$ 3	$ (39)	$ (13)